Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 20 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 34 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2021	2020
Operating leases
Other assets	40	40
Accounts payable and other current liabilities	(8)	(7)
Other liabilities	(32)	(33)

Finance leases (1)
Regulatory assets	127	122
PPE, net	210	211
Accounts payable and other current liabilities	(4)	(2)
Finance leases	(333)	(331)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

The components of lease expense were as follows.

($ millions)	2021	2020
Operating lease cost	8	10
Finance lease cost:
Amortization	2	14
Interest	32	34
Variable lease cost	19	20
Total lease cost	61	78

As at December 31, 2021, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2022	8	35	43
2023	7	34	41
2024	6	34	40
2025	5	34	39
2026	3	35	38
Thereafter	20	1,030	1,050
	49	1,202	1,251
Less: Imputed interest	(9)	(865)	(874)
Total lease obligations	40	337	377
Less: Current installments	(8)	(4)	(12)
	32	333	365

Supplemental lease information follows.

($ millions, except as indicated)	2021	2020
Weighted average remaining lease term (years)
Operating leases	10	10
Finance leases	34	35
Weighted average discount rate (%)
Operating leases	3.8	4.0
Finance leases	5.1	5.1
Cash payments related to lease liabilities
Operating cash flows used for operating leases	(8)	(10)
Operating cash flows used for finance leases	—	(2)
Financing cash flows used for finance leases	(2)	(25)
Investing cash flows used for finance leases	—	(87)

Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 20 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 34 years.

Leases were presented on the consolidated balance sheets as follows.

($ millions)	2021	2020
Operating leases
Other assets	40	40
Accounts payable and other current liabilities	(8)	(7)
Other liabilities	(32)	(33)

Finance leases (1)
Regulatory assets	127	122
PPE, net	210	211
Accounts payable and other current liabilities	(4)	(2)
Finance leases	(333)	(331)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

The components of lease expense were as follows.

($ millions)	2021	2020
Operating lease cost	8	10
Finance lease cost:
Amortization	2	14
Interest	32	34
Variable lease cost	19	20
Total lease cost	61	78

As at December 31, 2021, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
2022	8	35	43
2023	7	34	41
2024	6	34	40
2025	5	34	39
2026	3	35	38
Thereafter	20	1,030	1,050
	49	1,202	1,251
Less: Imputed interest	(9)	(865)	(874)
Total lease obligations	40	337	377
Less: Current installments	(8)	(4)	(12)
	32	333	365

Supplemental lease information follows.

($ millions, except as indicated)	2021	2020
Weighted average remaining lease term (years)
Operating leases	10	10
Finance leases	34	35
Weighted average discount rate (%)
Operating leases	3.8	4.0
Finance leases	5.1	5.1
Cash payments related to lease liabilities
Operating cash flows used for operating leases	(8)	(10)
Operating cash flows used for finance leases	—	(2)
Financing cash flows used for finance leases	(2)	(25)
Investing cash flows used for finance leases	—	(87)